Fixed assets, Net (Details) - Schedule of fixed assets - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Public Utility, Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (68,273)	$ (54,216)
Total fixed assets, net	482,130	421,285
Investment properties [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Fixed assets, net	413,890	413,890
Computer and electronic equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Fixed assets, net	50,911	53,626
Software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Fixed assets, net	85,602	3,056
Furniture and fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Fixed assets, net		$ 4,929